Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,310,278
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	10,106
Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	80,000
Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,151
Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,625
Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	145,922
Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	168,840
Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,000
Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	156,250
Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Spring Valley [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	620,000
2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	586,979
2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	995
2026 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2026 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
2026 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	87,750
2026 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2026 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	156,250
2026 [member] | Spring Valley [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2027 - 2028 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,106,647
2027 - 2028 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,056
2027 - 2028 [member] | Salobo [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,000
2027 - 2028 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,151
2027 - 2028 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2027 - 2028 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,875
2027 - 2028 [member] | Marathon [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	102,145
2027 - 2028 [member] | Cangrejos [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	84,420
2027 - 2028 [member] | Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,000
2027 - 2028 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2027 - 2028 [member] | Spring Valley [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	360,000
2029 - 2030 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	146,344
2029 - 2030 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,147
2029 - 2030 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000
2029 - 2030 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2029 - 2030 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2029 - 2030 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,777
2029 - 2030 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	84,420
After 2030 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	470,308
After 2030 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,908
After 2030 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	56,000
After 2030 [member] | Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
After 2030 [member] | Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2030 [member] | Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2030 [member] | Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
After 2030 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000